Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings.
Schedule of borrowings

	December 31,	December 31,
	2025	2024

	(€ in thousands)
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,973	1,683
Total	4,872	4,582
Current portion	4,872	4,582
Total non-current portion	—	—

Schedule of reconciliation of movements of liabilities to cash flows arising from financing activities

	Innovation	Lease
	credit	liability

	(€ in thousands)
Balance at January 1, 2024	4,292	15,442
Changes from financing cash flows
Repayments	—	(1,582)
The effect of changes in foreign exchange rates	—	—
Other changes
Interest expense	290	—
Effect of lease amendments	—	(1,226)

Balance at January 1, 2025	4,582	12,634
Changes from financing cash flows
Repayments	—	(1,905)
The effect of changes in foreign exchange rates	—	—
Other changes
Interest expense	290	—
Effect of lease amendments	—	363

Balance at December 31, 2025	4,872	11,092